Net Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Net Revenues Disclosure [Abstract]
Schedule of Net Revenues

The components of net revenues for the years ended December 31, 2019, 2020 and 2021, are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Portfolio training services	63,828,907	113,191,386	151,433,831
Research-based learning services	10,456,269	4,452,915	5,977,438
Overseas study counselling services	8,091,551	21,059,645	23,623,998
Other educational services	9,045,411	20,025,679	21,174,198
K-12 education assessment and other services	6,348,029	3,437,922	—
Net Revenues	97,770,167	162,167,547	202,209,465

Schedule of Changes in Deferred Revenue

Changes in the deferred revenue balances during the year ended December 31, 2020 and 2021 are as follows:

	Fiscal year ended December 31,
	2020	2021
	RMB	RMB
Balance at of the beginning of the period	171,880,131	199,448,112
Cash received in advance, net of VAT	197,007,588	210,709,401
Revenue recognized from opening balance of deferred revenue	(92,221,808)	(106,900,106)
Revenue recognized from deferred revenue arising during the year	(68,036,452)	(94,296,098)
Disposal of subsidiaries and campuses in relation to junior art education services	(4,689,176)	—
Disposal of Equity Interests in Muhua Shangce	—	(3,793,597)
Change of refund liabilities	(4,492,171)	(2,714,620)
Balance at of the end of the period	199,448,112	202,453,092